Interest in Other Entities	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Interest in Other Entities
6.	INTERESTS IN OTHER ENTITIES

The consolidated financial statements include the accounts of the Group and its subsidiaries. Additionally, the consolidated financial statements of the Group include its interest in joint operations in which the Company or certain subsidiaries have joint control with their partners (Note 2.2-d).

a)	Main subsidiaries

The following table shows the principal direct and indirect subsidiaries classified by operating segment (Note 7):

Name	Country	Economic activity
Engineering and Construction:

GyM S.A.	Peru, and Colombia	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.

GyM Chile S.p.A.	Chile	Electromechanical assemblies and services to energy, oil, gas and mining sector.

Vial y Vives - DSD S.A.	Chile	Electromechanical assemblies and services. Develop activities related to the construction of engineering projects, civil construction projects and electromechanical assemblies, as well as architectural design and installations in general. Construction and assemblies and electromechanical services in the sectors of energy, oil, gas and mining.

GMI S.A.	Peru, Mexico, and Bolivia	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.

Morelco S.A.S	Colombia and Ecuador	Providing construction and assembly services, supplying equipment and material to design, build, assemble, operate and maintain all types of mechanical engineering, instrumentation, and civil work.

Infrastructure:

GMP S.A.	Peru	Oil and oil by-products extraction services, as well as providing storage and fuel dispatch services.

Oiltanking Andina Services S.A.	Peru	Operation of the gas processing plant of Pisco - Camisea.

Transportadora de Gas Natural Comprimido Andino S.A.C.	Peru	Supply, process and market natural gas and its derivative products.

Concar S.A.	Peru	Highway and roads concessions operation and maintenance.

GyM Ferrovias S.A.	Peru	Concession for the operation of the public transportation system of the Line 1 of the Lima Metro (Metro de Lima Metropolitana).

Survial S.A.	Peru	Concession for constructing, operating and maintaining Section 1 of the “Southern Inter-oceanic” highway.

Norvial S.A.	Peru	Concession for restoring, operating and maintaining the “Ancon - Huacho - Pativilca” section of the Panamericana Norte road.
Concesion Canchaque S.A.C.	Peru	Concession for operating and maintaining of the Buenos Aires - Canchaque highway.

Concesionaria Via Expresa Sur S.A.	Peru	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la Republica in Lima.

Real estate:

VIVA GyM S.A.	Peru	Developing and managing real estate projects directly or together with other partners.

Parent company operation:

Adexus S.A.	Chile, Peru, Colombia and Ecuador	IT solutions services.

CAM Holding S.p.A.	Chile	Electric and technological services for the power industry.

Generadora Arabesco S.A.	Peru	Implementing projects related to electric power-generating activities.

Larcomar S.A.	Peru	Exploiting land right to use the Larcomar Shopping Center.

Promotora Larcomar S.A.	Peru	Building a hotel complex on a plot of land located in the district of Miraflores.

Promotores Asociados de Inmobiliarias S.A.	Peru	Operating in the real-estate industry and engaged in the development and sale of office premises in Peru.

Negocios del Gas S.A.	Peru	Construction, operation, and maintenance of the pipeline system to transport natural gas and liquids.

Inversiones en Autopistas S.A.	Peru	Holding company of shares, participation or any other credit instrument or investment document.

The following table shows the Group’s subsidiaries and related interest as of December 31, 2018:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the group (%)	Percentage of common shares held by non- controlling interests (%)
Engineering and Construction:
GyM S.A.	98.24%	—	98.24%	1.76%
- Morelco S.A.S.	—	70.00%	70.00%	30.00%
GyM Chile SpA	—	94.49%	99.99%	0.01%
- V y V – DSD S.A.	—	94.49%	94.49%	5.51%
GMI S.A.	89.41%	—	89.41%	10.59%
- Ecotec	—	99.99%	99.99%	0.01%
- Gm Ingenieria y Construcción de CV	—	99.00%	99.00%	1.00%
- Gm Ingeniería Bolivia S.R.L.	—	99.00%	99.00%	1.00%
- Consorcio Vial La Concordia	—	88.00%	88.00%	12.00%

Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
- Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
- Transportadora de Gas Natural Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.	99.99%	—	99.99%	0.01%
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	99.99%	—	99.99%	0.01%
Norvial S.A.	67.00%	—	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	—	99.96%	0.04%
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	—

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the group (%)	Percentage of common shares held by non- controlling interests (%)
Real Estate:
Viva GyM S.A.	63.44%	36.10%	99.54%	0.46%

Parent company operations:
Generadora Arabesco S.A.	99.00%	—	99.00%	1.00%
Larcomar S.A.	79.66%	—	79.66%	20.34%
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Promotores Asociados de Inmobiliarias S.A.	99.99%	—	99.99%	0.01%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	100.00%	—	—	—
Cam Holding S.p.A.	100.00%	—	100.00%	—
Adexus S.A.	99.99%	0.01%	100.00%	—

The following table shows the Group’s subsidiaries and related interest as of December 31, 2017:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the group (%)	Percentage of common shares held by non- controlling interests (%)
Engineering and Construction:
GyM S.A.	98.23%	—	98.23%	1.77%
Stracon GyM S.A.	—	87.59%	87.59%	12.41%
GyM Chile SpA	—	99.99%	99.99%	0.01%
V y V – DSD S.A.	—	94.49%	94.49%	5.51%
Morelco S.A.S.	—	70.00%	70.00%	30.00%
GMI S.A.	89.41%	—	89.41%	10.59%

Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
Transportadora de Gas Natural
Comprimido Andino S.A.C.	—	99.93%	99.93%	0.07%
Concar S.A.	99.75%	—	99.75%	0.25%
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	99.99%	—	99.99%	0.01%
Norvial S.A.	67.00%	—	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	—	99.96%	0.04%

Real Estate:
Viva GyM S.A.	63.44%	36.10%	99.54%	0.46%

Parent company operations:
Cam Holding S.p.A.	100.00%	—	100.00%	—
Coasin Instalaciones Ltda.	—	100.00%	100.00%	—
CAM Servicios del Perú S.A.	73.16%	—	73.16%	26.84%
Adexus S.A.	99.99%	0.01%	100.00%	—
Generadora Arabesco S.A.	99.00%	—	99.00%	1.00%
Larcomar S.A.	79.66%	—	79.66%	20.34%
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Promotores Asociados de Inmobiliarias S.A.	99.99%	—	99.99%	0.01%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—
Inversiones en Autopistas S.A.	99.99%	0.01%	100.00%	—

In June 2018, the Company increased its interest in the shares of Adexus S.A. to 100% (Note 33-a). All investments in subsidiaries have been included in the consolidation. The percentage of voting rights in those subsidiaries is directly held by the Parent Company and do not significantly differ from the percentage of shares held.

In 2017, the Group sold GMD S.A. and, in 2018, the subsidiary Cam Servicios del Peru S.A. was sold as well as the following indirect subsidiaries: i) Stracon GyM S.A. through GyM S.A. and ii) Cam Chile SpA, through Cam Holding SpA. These investments were deconsolidated from the Company, and their operations are shown in Note 37.

In August 2016, the Company had acquired additional interest in the share capital of Adexus S.A. to obtain control (Note 33-a).

The following table shows the Group’s subsidiaries non-controlling interests as of December 31, 2018:

Non-controlling participation	2017	2018

Viva GyM S.A. and subsidiaries	225,921	168,612
GyM S.A. and subsidiaries	103,170	67,639
Norvial S.A.	68,419	65,918
CAM Holding S.p.A.	(6,417)	—
GMP S.A.	22,263	23,424
GyM Ferrovias S.A.	35,419	55,986
Promotora Larcomar S.A.	13,395	13,121
Other	3,578	6,871

	465,748	401,571

Summarized financial information of subsidiaries with material non-controlling interests

Set out below is the summarized financial information for each subsidiary that has non-controlling interests that are material to the Group.

Summarized statement of financial position

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	At December 31,		At December 31,		At December 31,
	2017	2018	2017	2018	2017	2018
Current:
Assets	884,591	720,976	1,875,231	1,262,588	88,077	109,778
Liabilities	(352,125)	(310,132)	(2,142,618)	(1,467,953)	(45,613)	(66,506)

Current net assets (liabilities)	532,466	410,844	(267,387)	(205,365)	42,464	43,272

Non-current:
Assets	78,457	98,504	1,368,460	980,653	492,803	462,739
Liabilities	(44,068)	(37,154)	(546,342)	(413,026)	(327,936)	(306,261)

Current net assets	34,389	61,350	822,118	567,627	164,867	156,478

Net assets	566,855	472,194	554,731	362,262	207,331	199,750

Summarized income statement

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	At December 31,		At December 31,		At December 31,
	2017	2018	2017	2018	2017	2018
Revenue	647,535	630,130	2,163,543	1,704,998	149,467	163,117

Profit (loss) before income tax	153,602	226,945	(75,977)	(154,452)	68,104	21,104
Income tax	(35,900)	(69,166)	4,486	18,559	(18,678)	(3,885)

Profit (loss) for the period	117,702	157,779	(71,491)	(135,893)	49,426	17,219
Discontinued operations	—	—	76,837	44,096	—	—
Other comprehensive Income	—	—	(2,641)	(14,061)	—	—

Total comprehensive income/loss for the period	117,702	157,779	2,705	(105,858)	49,426	17,219

Dividends paid to non-controlling interest Note (36-d)	21,165	84,870	4,056	4,241	9,240	8,184

Summarized statement of cash flows

	Viva GYM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	For the year ended		For the year ended		For the year ended
	2017	2018	2017	2018	2017	2018
Cash flows from operating activities provided by, net	163,304	259,992	211,315	148,754	25,041	70,939

Cash flows from investing activities provided by (applied to), net	79,471	(8,460)	72,438	233,150	—	(2)

Cash flows from financing activities applied to, net	(203,958)	(255,979)	(183,092)	(388,836)	(48,010)	(43,536)

Increase (decrease) in cash and cash equivalents, net	38,817	(4,447)	100,661	(6,932)	(22,969)	27,401

Cash and cash equivalents at the beginning of the year	58,892	97,709	78,899	179,560	95,418	72,449

Cash and cash equivalents at the end of the year	97,709	93,262	179,560	172,628	72,449	99,850

The information above is the amount before inter-company eliminations.

b)	Public services concessions

The Group operates various public service concessions. When applicable, revenue attributable to the construction or restoration of infrastructure has been accounted for by applying the models set forth in Note 2.5 (financial asset, intangible asset; and bifurcated models).

The subsidiary Transportadora de Gas Natural Comprimido Andino S.A.C. (hereinafter TGNCA) held a concession to design, finance, construct, maintain and operate the compressed natural gas supply system to be implemented in certain cities. In September 2016 the Concession Agreement was terminated. As of December 14, 2018; the Ministry of Energy and Mines paid the remaining balance related to trade accounts receivable for S/17.3 million.

Under all of the Group concessions, the infrastructure is returned to the grantor at the end of the concession agreement.

The concessions held by the Group are as follows as of December 31, 2018:

Name of Concession	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model
Survial S.A.	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.	US$98.9 million	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).	99.90%	2032	Financial asset

Canchaque S.A.C.	This company operates and periodically maintains a 78 km road which connects the towns of Buenos Aires and Canchaque, in Peru The road has one toll station.	US$29 million	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$ 0.3 million.	99.96%	2025	Financial asset

Concesionaria. La Chira S.A.	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of wastewaters in Lima.	S/250 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal’s collection trust.	50.00%	2036	Financial asset

GyM Ferrovias S.A.	Concession for the operation of Line 1 of the Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the five existing trains, (ii) operation and maintenance and the acquisition of 19 trains on behalf of the Peruvian Government and (iii) design and construction of the repair yard and maintenance of railway.	S/549.8 million	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.	75.00%	2041	Financial asset
Norvial S.A.	The Company operates and maintains part of the only highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancón to Pativilca and has three toll stations.	US$152 million	From users (self-financed concession; revenue is derived from collection of tolls).	67.00%	2028	Intangible

Via Expresa Sur S.A.	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Vía Expresa Sur Project. This project involves the second stage expansion of the Via Expresa - Paseo de la Republica, between Av. Republica de Panama and and Panamericana highway.	US$196.8 million	The contract gives the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and below US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily for one year by agreement between the Concessionaire and the grantor. The suspension was extended for an additional year.	99.98%	2053	Bifurcated

Recaudo Trujillo S.A.C.	Design, implementation, operation, technological maintenance and renewal (estimate) of the single system of electronic collection. Design, implementation, operation and maintenance of the Clearing house Implementation of the Fleet Control Center, as well as training to personnel.	US$40.2 million	Economic consideration resulting from applying the “price for validation” considering daily validations input on the system to be managed through a trust.	95.00%	2036	Intangible

c)	Main joint operations

At December 31, 2018, the Group is a partner to 46 Joint Operations with third parties (64 at December 31, 2017, and 69 at December 31, 2016). The table below lists the Group’s major Joint Operations.

	Percentage of interest
Joint operations	2016	2017	2018
Graña y Montero S.A.A.
- Concesionaria la Chira S.A.	50.00%	50.00%	50.00%

GyM S.A.
- Consorcio Constructor Alto Cayma	50.00%	50.00%	50.00%
- Consorcio Alto Cayma	49.00%	49.00%	49.00%
- Consorcio Lima Actividades Comerciales	50.00%	50.00%	50.00%
- Consorcio Norte Pachacutec	49.00%	49.00%	49.00%
- Consorcio La Chira	50.00%	50.00%	50.00%
- Consorcio Río Urubamba	50.00%	50.00%	50.00%
- Consorcio Vial Quinua	46.00%	46.00%	46.00%
- Consorcio Rio Mantaro	50.00%	50.00%	50.00%
- Consorcio GyM – CONCIVILES	66.70%	66.70%	66.70%
- Consorcio Construcciones y Montajes CCM	25.00%	25.00%	25.00%
- Consorcio HV GyM	50.00%	50.00%	50.00%
- Consorcio Stracon Motta Engil JV	50.00%	50.00%	—
- Consorcio Huacho Pativilca	67.00%	67.00%	67.00%
- Consorcio Constructor Chavimochic	26.50%	26.50%	26.50%
- Consorcio Constructor Ductos del Sur	29.00%	29.00%	29.00%
- Consorcio Italo Peruano	48.00%	48.00%	48.00%
- Consorcio Menegua	50.00%	50.00%	50.00%
- Consorcio Energia y Vapor	50.00%	50.00%	50.00%
- Consorcio Ermitaño	50.00%	50.00%	50.00%
- Consorcio para la Atención y Mantenimiento de Ductos	50.00%	50.00%	50.00%
- Consorcio Lima Actividades Comerciales Sur	50.00%	50.00%	50.00%
- Consorcio CDEM	—	85.00%	85.00%
- Consorcio Chicama - Ascope	—	50.00%	50.00%
- Consorcio TNT Vial y Vives - DSD Chile LTDA	—	50.00%	50.00%
- Consorcio La Gloria	49.00%	49.00%	49.00%
- Consorcio GyM Sade Skanska	50.00%	50.00%	50.00%
- Constructora Incolur DSD Limitada	50.00%	50.00%	50.00%
- Consorcio Chiquintirca	—	40.00%	40.00%
- Consorcio Vial ICAPAL	—	10.00%	10.00%

GMP S.A.
- Consorcio Terminales	50.00%	50.00%	50.00%
- Terminales del Peru	50.00%	50.00%	50.00%

GMD S.A.
- Consorcio Cosapi-Data - GMD S.A.	70.00%	—	—
- Consorcio The Louis Berger Group Inc. - GMD	66.45%	—	—
- Consorcio Procesos Digitales	43.65%	—	—
- Consorcio GMD S.A. - Indra S.A.	50.00%	—	—
- Consorcio Fabrica de Software	50.00%	—	—
- Consorcio Gestion de Procesos Electorales (ONPE)	50.00%	—	—
- Consorcio Lima Actividades Sur	50.00%	—	—
- Consorcio Latino de Actiuvidades Comerciales de Clientes Especiales	50.00%	—	—
- Consorcio Latino de Actividades Comerciales de	75.00%	—	—
- Consorcio Gestion de Procesos Junta de Gobernadores	45.00%	—	—
- Consorcio Soluciones Digitales	38.00%	—	—
- Consorcio de Gestion de la Informacion	56.00%	—	—
- Consorcio de la disponibilidad PKI	70.00%	—	—
CONCAR S.A.
- Consorcio Ancón-Pativilca	67.00%	67.00%	67.00%
- Consorcio Peruano de Conservación	50.00%	50.00%	50.00%
- Consorcio Manperán	67.00%	67.00%	67.00%
- Consorcio Vial Sierra	50.00%	50.00%	100.00%
- Consorcio Vial Ayahuaylas	—	99.00%	99.00%
- Consorcio Vial Sullana	—	99.00%	99.00%
-Consorcio Vial del Sur	—	99.00%	99.00%

Viva GyM S.A.
- Consorcio Panorama	35.00%	35.00%	—

CAM HOLDING S.p.A
- Consorcio Mecam	50.00%	50.00%	—
- Consorcio Seringel	50.00%	50.00%	—

GMI S.A.
- Consorcio Poyry-GMI	—	40.00%	40.00%
- Consorcio Internacional Supervisión Valle Sagrado	—	33.00%	33.00%
- Consorcio Supervisor Ilo	—	55.00%	55.00%

All of the joint arrangements listed above operate in Peru, Chile, and Colombia.

The table below provides a description of the main activities carried out by these joint operations:

Joint Operations in	Economic activity
Graña y Montero S.A.A.	Construction, operation and maintenance of La Chira wastewater treatment plant in the south of Lima. The project is aimed to solve Lima’s environmental problems caused by sewage discharged directly into the sea.

GyM S.A.	Theses joint operations are carried out through the four divisions of the engineering and construction segment (Note 7).

GMP S.A.	Consorcio Terminales and Terminales del Peru provide services for receiving, storing, shipping and transporting liquid hydrocarbons, such as gasoline, jet fuel, diesel fuel and residual among others.

CONCAR S.A.	Concar’s joint operations provides rehabilitation service, routine and periodic maintenance of the road; and road conservation and preservation services.

The consolidated financial statements do not include any other type of entities in addition to those mentioned above, such as trust funds or special purpose entities.